Acquisition And Disposition Activity (Schedule Of Business Acquisitions) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 As Acquired [Member] Florida Gulf Bancorp, Inc. [Member]	Dec. 31, 2012 Preliminary Fair Value Adjustments [Member] Florida Gulf Bancorp, Inc. [Member]		Dec. 31, 2012 As Recorded by IBERIABANK [Member] Florida Gulf Bancorp, Inc. [Member]	May 31, 2011 Omni Bancshares, Inc. [Member]	May 31, 2011 Cameron Bancshares, Inc. [Member]	Jun. 14, 2011 Florida Trust Company [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 83,874	$ 37,050			$ 37,050	$ 54,683	$ 29,191
Investment securities		314,704	57,162	(321)	[1]	56,841	91,019	223,685
Loans		823,521	244,485	(28,734)	[2]	215,751	441,447	382,074
Other real estate owned		16,648	770	(216)	[3]	554	16,253	395
Deferred tax asset		44,741	1,446	11,454	[4]	12,900	33,625	11,116
Other assets		83,571	19,871	(3,301)	[5]	16,570	43,641	38,582	1,348
Total Assets		1,373,066	360,784	(21,118)		339,666	681,497	690,221	1,348
Interest-bearing deposits		909,335	228,050	405	[6]	228,455	506,427	402,908
Noninterest-bearing deposits		293,544	57,578			57,578	129,181	164,363
Borrowings		107,366	39,188	1,039	[7]	40,227	58,364	49,002
Other liabilities		6,998	487			487	4,874	2,124
Total Liabilities		1,317,243	325,303	1,444		326,747	698,846	618,397
Estimated life of portfolio on interest expenses declining basis (in months)	60 months
Core deposit intangible		$ 6,007					$ 829	$ 5,178

[1]	The adjustment represents the write down of the book value of Florida Gulf's investments to their estimated fair value based on fair values on the date of acquisition.
[2]	The adjustment represents the write down of the book value of Florida Gulf's loans to their estimated fair value based on current interest rates and expected cash flows which includes estimates of expected credit losses inherent in the portfolio.
[3]	The adjustment represents the write down of the book value of Florida Gulf's OREO properties to their estimated fair value at the acquisition date based on their appraised value, as adjusted for costs to sell.
[4]	The adjustment represents the deferred tax asset recognized on the fair value adjustments of Florida Gulf's acquired assets and assumed liabilities.
[5]	The adjustment represents the write down of the book value of Florida Gulf's property, equipment, and other assets to their estimated fair value at the acquisition date based on their appraised value.
[6]	The adjustment is necessary because the weighted average interest rate of Florida Gulf's CDs exceeded the cost of similar funding at the time of acquisition. The fair value adjustment will be amortized to reduce interest expense over the life of the portfolio, which is estimated at 60 months.
[7]	The adjustment is necessary because the interest rate of Florida Gulf's fixed rate borrowings exceeded current interest rates on similar borrowings.